Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 18,005	€ 20,518	€ 21,149
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	48,297	50,167
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(30,290)	(29,641)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2)	(8)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,785	11,594	11,881
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,333	21,843
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(10,548)	(10,249)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,987	2,892	2,722
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,407	16,361
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(13,420)	(13,466)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	(3)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,731	3,435	3,932
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,931	7,253
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,200)	(3,818)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	780	912	978
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,909	2,017
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,129)	(1,105)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	86	127	147
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,081	1,135
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(993)	(1,003)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2)	(5)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	636	1,558	€ 1,489
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	636	1,558
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 0